RELATED PARTIES' TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties	Transactions:
	Year ended December 31,
	2021	2020	2019

Revenue -
Sales to related-party company (*)	$88	$173	$596
Cost and expenses -
Supplies from related party (*)	$654	$362	$552

Schedule of Balances with Related Parties

Balances:

	December 31,
	2021	2020

Trade receivables and other receivables (*)	$799	$740
Trade payables and other payables (*)	$95	$122

(*) includes mainly transactions with TAT-Engineering affiliated companies.